BACKLOG ASSET / DEFERRED CHARTER REVENUE (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Backlog Asset and Deferred Charter Revenue [Line Items]
Backlog Asset, Begining Balance	$ 0	$ 2,746	$ 54,657
Amortization Of Backlog Asset	0	(1,603)	(8,697)
Other Asset, Impairment Charges	0	(1,143)	(43,214)
Backlog Asset, Ending Balance	0	0	2,746
Deferred Charter Revenue, Beginning Balance	0	0	567
Amortization Of Deferred Charter Revenue	0	0	568
Deferred Charter Revenue, Impairment Loss	0	0	0
Deferred Charter Revenue, Ending Balance	$ 0	$ 0	$ 0